Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 8,333	kr 4,110
Other accrued expenses and prepaid revenues	54	62
Total	kr 8,387	kr 4,172